--------------------------------------------------------------------------------
 PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[STEVE GIBSON PHOTO]

Dear Shareholder,

All of us in the Liberty family are shocked and saddened by the tragic events of Tuesday, September 11, 2001. We extend our heartfelt sympathies to the families and friends of the victims. As events unfold in the weeks and months to come, we encourage you to share any questions or concerns that you may have regarding your investment portfolio with your financial advisor. Please bear in mind that the following report deals with the six months ended July 31, 2001.

The stock market's continued decline significantly impacted the bond market during the period. In contrast to the stock market, many higher quality bonds performed quite well. Anticipation of Fed rate adjustments in the last months of 2000 was followed by rate cuts totaling 2.75% in the first seven months of 2001, and short-term rates began to fall much faster than rates on longer issues. Further, differing levels of inflationary concern, especially in the beginning of the period, exerted pressure on the long end of the curve, for awhile countering the influence of declining short-term interest rates. However, inflation remained relatively stable despite market concerns, which was beneficial to intermediate- and longer-term issues later in the period.

In the following commentary from Gary Swayze, you'll read more about how these significant market events impacted the bond market and how Gary has positioned the portfolio. We thank you for choosing Liberty Connecticut Tax-Exempt Fund, and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

--------------------------------------------------------------------------------
   PERFORMANCE HIGHLIGHTS

    NET ASSET VALUE PER SHARE AS OF 7/31/01 ($)
               CLASS A                  7.94
               CLASS B                  7.94
               CLASS C                  7.94

    DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/01 TO 7/31/01
      ($)
               CLASS A                 0.170
               CLASS B                 0.143
               CLASS C                 0.154

   A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount.
   Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------------
   NOT FDIC     May Lose Value
                -----------------
   Insured      No Bank Guarantee
---------------------------------

--------------------------------------------------------------------------------
 PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
11/1/91-7/31/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES, 11/1/91-7/31/01 ($)

                                   without          with
                                    sales          sales
                                   charge          charge
 ----------------------------------------------------------
 Class A                           18,720          17,831
 ----------------------------------------------------------
 Class B                           17,493          17,493
 ----------------------------------------------------------
 Class C                           18,391          18,391

[Performance Graph]

                                                     LEHMAN BROTHERS         CLASS A SHARES WITHOUT     CLASS A SHARES WITH SALES
                                                  MUNICIPAL BOND INDEX            SALES CHARGE                   CHARGE
                                                  --------------------       ----------------------     -------------------------
11/1991                                                 10000.00                    10000.00                     9525.00
                                                        10028.00                     9983.00                     9508.81
                                                        10243.60                    10233.60                     9747.48
                                                        10267.20                    10230.50                     9744.55
                                                        10270.20                    10241.80                     9755.27
                                                        10274.40                    10210.00                     9725.03
                                                        10365.80                    10293.70                     9804.78
                                                        10488.10                    10464.60                     9967.54
                                                        10664.30                    10680.20                    10172.90
                                                        10984.20                    10998.50                    10476.00
                                                        10877.70                    10819.20                    10305.30
                                                        10948.40                    10875.40                    10358.90
                                                        10841.10                    10679.70                    10172.40
                                                        11035.20                    11019.30                    10495.90
                                                        11147.70                    11142.70                    10613.40
                                                        11277.00                    11289.80                    10753.50
                                                        11685.30                    11710.90                    11154.60
                                                        11561.40                    11599.60                    11048.70
                                                        11678.20                    11718.00                    11161.40
                                                        11743.60                    11790.60                    11230.60
                                                        11939.70                    12030.00                    11458.50
                                                        11955.20                    12052.80                    11480.30
                                                        12203.90                    12326.40                    11740.90
                                                        12343.00                    12490.40                    11897.10
                                                        12366.50                    12481.60                    11888.70
                                                        12257.60                    12345.60                    11759.10
                                                        12516.30                    12575.20                    11977.90
                                                        12658.90                    12677.00                    12074.90
                                                        12331.10                    12346.20                    11759.70
                                                        11829.20                    11772.10                    11212.90
                                                        11929.80                    11828.60                    11266.70
                                                        12033.50                    11950.40                    11382.80
                                                        11960.10                    11862.00                    11298.50
                                                        12179.00                    12117.00                    11541.50
                                                        12221.60                    12141.30                    11564.50
                                                        12042.00                    11916.60                    11350.60
                                                        11827.60                    11608.00                    11056.60
                                                        11613.50                    11280.70                    10744.80
                                                        11869.00                    11659.70                    11105.90
                                                        12208.50                    12058.50                    11485.70
                                                        12563.80                    12408.10                    11818.80
                                                        12708.20                    12536.00                    11940.50
                                                        12723.50                    12543.50                    11947.60
                                                        13129.40                    12844.50                    12234.40
                                                        13015.10                    12678.80                    12076.60
                                                        13138.80                    12720.70                    12116.40
                                                        13305.70                    12917.80                    12304.20
                                                        13389.50                    13027.60                    12408.80
                                                        13583.60                    13227.00                    12598.70
                                                        13809.10                    13479.60                    12839.30
                                                        13941.70                    13645.40                    12997.20
                                                        14047.60                    13721.80                    13070.00
                                                        13952.10                    13601.00                    12955.00
                                                        13773.50                    13406.50                    12769.70
                                                        13735.00                    13393.10                    12757.00
                                                        13729.50                    13398.50                    12762.10
                                                        13879.10                    13531.10                    12888.40
                                                        14004.00                    13665.10                    13016.00
                                                        14001.20                    13651.40                    13003.00
                                                        14197.20                    13823.50                    13166.80
                                                        14357.70                    13958.90                    13295.90
                                                        14620.40                    14207.40                    13532.50
                                                        14559.00                    14156.20                    13483.80
                                                        14586.70                    14200.10                    13525.60
                                                        14720.90                    14357.80                    13675.80
                                                        14525.10                    14192.60                    13518.50
                                                        14647.10                    14293.40                    13614.50
                                                        14868.30                    14489.20                    13801.00
                                                        15027.40                    14648.60                    13952.80
                                                        15443.60                    15001.60                    14289.00
                                                        15298.50                    14889.10                    14181.90
                                                        15480.50                    15069.30                    14353.50
                                                        15579.60                    15171.80                    14451.10
                                                        15671.50                    15255.20                    14530.60
                                                        15900.30                    15459.60                    14725.30
                                                        16064.10                    15621.90                    14879.90
                                                        16068.90                    15623.50                    14881.40
                                                        16083.40                    15625.10                    14882.90
                                                        16011.00                    15526.60                    14789.10
                                                        16264.00                    15790.60                    15040.50
                                                        16327.40                    15852.20                    15099.20
                                                        16368.20                    15875.90                    15121.80
                                                        16621.90                    16144.20                    15377.40
                                                        16829.70                    16370.30                    15592.70
                                                        16829.70                    16352.30                    15575.50
                                                        16888.60                    16393.10                    15614.50
                                                        16930.80                    16455.40                    15673.80
                                                        17132.30                    16644.70                    15854.00
                                                        17056.90                    16556.50                    15770.00
                                                        17080.80                    16518.40                    15733.80
                                                        17123.50                    16581.10                    15793.50
                                                        17024.20                    16476.70                    15694.00
                                                        16779.00                    16264.10                    15491.60
                                                        16839.40                    16330.80                    15555.10
                                                        16704.70                    16205.10                    15435.30
                                                        16711.40                    16184.00                    15415.30
                                                        16530.90                    16015.70                    15254.90
                                                        16706.10                    16147.00                    15380.00
                                                        16580.80                    16063.00                    15300.10
                                                        16507.90                    16002.00                    15241.90
                                                        16699.40                    16198.80                    15429.40
                                                        17063.40                    16513.10                    15728.70
                                                        16962.80                    16381.00                    15602.90
                                                        16874.50                    16318.70                    15543.60
                                                        17321.70                    16744.70                    15949.30
                                                        17562.50                    17017.60                    16209.30
                                                        17833.00                    17289.90                    16468.60
                                                        17740.20                    17198.20                    16381.30
                                                        17933.60                    17384.00                    16558.20
                                                        18069.90                    17523.10                    16690.70
                                                        18516.20                    17982.20                    17128.00
                                                        18699.50                    18124.20                    17263.30
                                                        18759.40                    18234.80                    17368.60
                                                        18928.20                    18355.10                    17483.30
                                                        18723.80                    18090.80                    17231.50
                                                        18926.00                    18260.90                    17393.50
                                                        19052.80                    18425.20                    17550.00
7/2001                                                  19334.80                    18720.40                    17831.20

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average annual total return as of 7/31/01 (%)

Share class                                               A                     B                     C
Inception date                                         11/1/91                6/8/92                8/1/97
----------------------------------------------------------------------------------------------------------------
                                                  without     with      without     with      without     with
                                                   sales      sales      sales      sales      sales      sales
                                                  charge     charge     charge     charge     charge     charge
----------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                   3.36      -1.55      3.00       -2.00   3.15       2.15
----------------------------------------------------------------------------------------------------------------
1-year                                                10.08       4.85      9.31        4.31   9.62       8.62
----------------------------------------------------------------------------------------------------------------
5-year                                                 6.50       5.47      5.71        5.39   6.12       6.12
----------------------------------------------------------------------------------------------------------------
Since inception                                        6.64       6.11      5.90        5.90   6.45       6.45

Average annual total return as of 6/30/01 (%)

Share class                                               A                     B                     C
----------------------------------------------------------------------------------------------------------------
                                                  without     with      without     with      without     with
                                                   sales      sales      sales      sales      sales      sales
                                                  charge     charge     charge     charge     charge     charge
----------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                2.47      -2.40      2.09       -2.91      2.24       1.24
----------------------------------------------------------------------------------------------------------------
1-year                                             10.05       4.82      9.27        4.27      9.59       8.59
----------------------------------------------------------------------------------------------------------------
5-year                                              6.36       5.33      5.57        5.25      5.99       5.99
----------------------------------------------------------------------------------------------------------------
Since inception                                     6.52       5.99      5.78        5.78      6.33       6.33

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

--------------------------------------------------------------------------------
      SEC YIELDS ON 7/31/01 (%)

       Class A                     3.59
       Class B                     3.01
       Class C                     3.31
       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE SEC
       YIELD WOULD HAVE BEEN 3.50%, 2.93%,
       AND 2.92% FOR CLASS A, B AND C SHARES,
       RESPECTIVELY.

      TAXABLE-EQUIVALENT SEC YIELDS
      AS OF 7/31/01 (%)

       Class A                     6.12
       Class B                     5.13
       Class C                     5.64
       TAXABLE-EQUIVALENT SEC YIELDS ARE
       BASED ON THE MAXIMUM EFFECTIVE 41.36%
       FEDERAL AND STATE INCOME TAX RATE.
       THIS TAX RATE DOES NOT REFLECT THE
       PHASE OUT OF EXEMPTIONS OR THE
       REDUCTION OF OTHERWISE ALLOWABLE
       DEDUCTIONS THAT OCCUR WHEN ADJUSTED
       GROSS INCOME EXCEEDS CERTAIN LEVELS.

      BOUGHT

      Connecticut Town of Suffield 4.75% 6/15/21
      AAA MBIA Insured noncallable
         (0.6% of net assets)

      We purchased this bond because it is a noncallable issue with a longer maturity and insurance for quality.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      THE STATEMENTS CONTAINED IN THIS REPORT WERE WRITTEN PRIOR TO THE
      TRAGIC EVENTS OF SEPTEMBER 11, 2001. AS NOT ALL US MARKETS HAD
      REOPENED AT THE TIME THIS REPORT WAS PRINTED, WE CANNOT SPECULATE
      ABOUT THE SHORT- AND LONG-TERM IMPACT ON THE ECONOMY. PLEASE VISIT LIBERTYFUNDS.COM FOR REGULARLY UPDATED ECONOMIC COMMENTARY BY SENIOR ECONOMIST C. FRAZIER EVANS.
--------------------------------------------------------------------------------

For the six months ended July 31, 2001, the Liberty Connecticut Tax-Exempt Fund returned 3.36% on class A shares (without sales charge). This return is consistent with the fund's benchmark, the Lehman Brothers Municipal Bond Index, which posted a total return of 3.38%, as well as with its peers, the Lipper Connecticut Municipal Debt Funds, which posted an average return of 3.34% for the period(1). Falling interest rates and low inflation contributed to the fund's solid performance in the midst of a dramatically softening economy.

RATES DECLINE AND YIELD CURVE STEEPENS

Throughout the period, Fed easing caused a substantial and fairly consistent decline in short-term rates. However, while the economic slowdown did cause layoffs, the impact to the unemployment rate was negligible. Concerns that wage pressure might lead to inflation prevented long-term rates from falling further, and the yield curve steepened. As the extent of the weakness in the economy became clear, however, inflationary concerns began to diminish. As the period drew to a close, the market seemed to expect further easing and economic weakness, along with low inflation levels, which began to positively influence the price of longer-term bonds.

PORTFOLIO POSITIONED TO BENEFIT FROM DECLINING RATES

In an attempt to benefit from these falling interest rates while avoiding some of the volatility that often accompanies long-term issues, we emphasized intermediate-term debt during the period. In maintaining a focus on noncallable bonds and bonds with good call protection, the fund was able to enjoy the benefits of falling rates across the yield curve. In addition, by increasing duration, or interest rate sensitivity, we positioned the fund to benefit from declining long-term interest rates. With regard to portfolio composition, we kept the portfolio well represented in good-quality bonds, while keeping an eye out for opportunities from lower-quality issues.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

SLOW GROWTH, TIGHT LABOR MARKET IN CONNECTICUT

The Connecticut economy slowed and layoffs rose during the period. However, though General Electric, a major employer in the state, experienced significant layoffs in the spring, overall unemployment remained among the lowest in the Northeast. The biotechnology industry experienced encouraging growth, as it represented a growing part of the Connecticut economy. This had a positive impact on the labor market, as the jobs created in this industry tend to pay well.

The population drain remains a challenge for Connecticut's economy. Though migration from the state has been slowing, the population flow out of the state still exceeds that coming in. The resulting limited growth in the labor force and an older population of less-skilled workers unwilling to take on new skills are areas of concern.

/s/ GARY SWAYZE
GARY SWAYZE

GARY SWAYZE is portfolio manager of Liberty Connecticut Tax-Exempt Fund and a senior vice president of the advisor.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------

[BAR CHART]

1-3 years                                                                   0.20                               0.20
3-5 years                                                                   0.40                               0.10
5-7 years                                                                   3.50                               3.80
7-10 years                                                                 14.20                              15.00
10-15 years                                                                46.80                              41.90
15-20 years                                                                12.10                              11.00
20-25 years                                                                12.10                              12.80
25 years and over                                                           9.10                               9.90
Other                                                                       1.60                               5.30


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. As the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/01 (%)
--------------------------------------------------------------------------------

[PERFORMANCE PIE CHART]

                                                                                                                     CASH &
AAA                                    AA                   A                  BBB              NONRATED           EQUIVALENTS
---                                    --                   -                  ---              --------           -----------
53                                    31.50               8.80                3.40                1.70                1.60


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

As the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY CONNECTICUT TAX-EXEMPT FUND
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds - 96.7%                           Par          Value
------------------------------------------------------------------------
EDUCATION - 10.6%
EDUCATION - 10.2%
State Health & Educational Facilities
  Authority:
  Hopkins School,
  Series 1998-A,
    4.750% 07/01/23                            $1,385,000   $  1,340,943
  Quinnipiac College,
  Series 1998-E,
    4.700% 07/01/15                             1,250,000      1,254,475
  Series 2000 D-1,
    5.750% 07/01/30                             2,000,000      2,157,080
  State University,
    5.250% 11/01/17                             2,500,000      2,577,425
  St. Joseph College,
  Series 1999-A:
    5.250% 07/01/13                               450,000        465,885
    5.250% 07/01/14                               475,000        490,186
  Trinity College:
  Series 1998-F,
    5.500% 07/01/21                             2,000,000      2,167,420
  Series G,
    5.000% 07/01/21                             1,000,000      1,008,900
  University of Connecticut,
  Series 2000-A,
    5.750% 11/15/29                             2,000,000      2,154,380
  Yale University,
  Series 1992, IFRN,
  (variable rate)
    8.890% 06/10/30                             2,500,000      2,659,375
                                                            ------------
                                                              16,276,069
                                                            ------------

STUDENT LOAN - 0.4%
State Higher Education Supplemental Loan
  Authority,
  Series 1991-A,
    7.200% 11/15/10                               595,000        610,178
                                                            ------------
------------------------------------------------------------------------

HEALTHCARE - 11.9%
HOSPITAL - 7.3%
State Health & Educational Facilities
  Authority:
  Bridgeport Hospital,
  Series A,
    6.500% 07/01/12                             1,000,000      1,046,630
  Catholic Health East,
  Series 1999-F,
    11/15/29                                    1,000,000      1,058,340
  Danbury Hospital,
  Series 1991-E,
    6.500% 07/01/14                               230,000        235,272

                                                  Par          Value
------------------------------------------------------------------------
  Hospital for Special Care,
  Series B,
    5.375% 07/01/17                            $1,500,000   $  1,333,410
  Norwalk Hospital,
  Series D,
    6.250% 07/01/12                             1,750,000      1,840,300
  St. Francis Hospital & Medical Center,
  Series B,
    6.125% 07/01/10                             1,000,000      1,046,820
  St. Raphael Hospital:
  Series E,
    6.750% 07/01/13                             1,400,000      1,432,326
  Series 1992-F,
    6.200% 07/01/14                               750,000        784,358
  Series 1992-G,
    6.200% 07/01/14                               225,000        235,307
  Series 1993-H,
    5.250% 07/01/09                             2,000,000      2,155,480
  Yale-New Haven Hospital,
  Series G,
    6.500% 07/01/12                               500,000        525,095
                                                            ------------
                                                              11,693,338
                                                            ------------

INTERMEDIATE CARE FACILITIES - 0.3%
State Housing Finance Authority,
  Series 2000,
    5.850% 06/15/30                               500,000        522,470
                                                            ------------

NURSING HOME - 4.3%
State Development Authority:
  Clintonville Manor Realty, Inc.,
  Series 1992,
    6.750% 06/20/21                             1,490,000      1,523,480
  Duncaster Inc.,
  Series 1992:
    6.700% 09/01/07                               250,000        265,010
    6.750% 09/01/15                             1,250,000      1,326,550
  Mary Wade Home,
  Series 1999-A,
    6.375% 12/01/18                             1,000,000        982,720
State Health & Educational Facilities
  Authority:
  Noble Horizons Project,
  Series 1993,
    5.875% 11/01/12                               640,000        665,363
  Pope John Paul II Center for Health,
    6.250% 11/01/13                             2,000,000      2,170,880
                                                            ------------
                                                               6,934,003
                                                            ------------

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
HOUSING - 9.4%
MULTI-FAMILY - 2.5%
Greenwich Housing Authority, Greenwich, Close
  Apartments,
  Series 1997-A,
    6.350% 09/01/27                            $  750,000   $    720,938
New Britain Housing Authority, Nathan Hale
  Apartments:
  Series 1992-A,
    6.500% 07/01/02                                25,000         25,319
  Series 1992-B,
    6.875% 07/01/24                             2,590,000      2,655,035
Waterbury Nonprofit Housing Corp., Fairmont
  Heights,
  Series 1993-A,
    6.500% 01/01/26                               600,000        611,286
                                                            ------------
                                                               4,012,578
                                                            ------------

SINGLE FAMILY - 6.9%
State Housing Finance Authority:
  Series 1990-B4,
    7.300% 11/15/03                                 5,000          5,014
  Series 1991-C,
    6.600% 11/15/23                               535,000        553,516
  Series 1991-C1,
    6.450% 11/15/11                             1,325,000      1,380,279
  Series 1992-B,
    6.700% 11/15/12                             2,215,000      2,300,986
  Series 1993-B:
    5.650% 05/15/06                               550,000        575,223
    6.200% 05/15/12                             5,000,000      5,210,400
  Series D-2,
    5.600% 11/15/21                             1,000,000      1,014,870
                                                            ------------
                                                              11,040,288
                                                            ------------
------------------------------------------------------------------------
INDUSTRIAL - 2.0%
FOREST PRODUCTS - 0.6%
Sprague, International Paper Co. Project,
  Series A,
    5.700% 10/01/21                             1,000,000        973,060
                                                            ------------

MANUFACTURING - 1.4%
State Development Authority, Pfizer Inc.
  Project,
  Series 1994,
    7.000% 07/01/25                             2,000,000      2,253,580
                                                            ------------
------------------------------------------------------------------------

                                                  Par          Value
------------------------------------------------------------------------
OTHER - 0.1%
REFUNDED/ESCROWED(A) - 0.1%
State Health & Educational Facilities
  Authority, Lutheran General Health Care
  System,
  Series 1989,
    7.250% 07/01/04                            $   75,000   $     80,432
State of Connecticut,
  Series 1993-B,
    5.400% 09/15/09                                25,000         27,369
                                                            ------------
                                                                 107,801
                                                            ------------
------------------------------------------------------------------------

RESOURCE RECOVERY - 3.5%
DISPOSAL - 1.6%
State Development Authority, Sewer Sludge
  Disposal Facilities,
  Series 1996,
    (b) 12/01/06                                1,035,000      1,164,375
State Disposal Facility, Netco Waterbury
  Ltd.,
  Series 1995,
    9.375% 06/01/16                             1,200,000      1,423,500
                                                            ------------
                                                               2,587,875
                                                            ------------

RESOURCE RECOVERY - 1.9%
Bristol Resource Recovery Facility Operation
  Committee, Ogden, Martin Systems, Inc.,
  Series 1995,
    6.500% 07/01/14                             1,500,000      1,600,185
State Resource Recovery Authority, American
  Re-Fuel Co.,
  Series 1992 A,
    6.450% 11/15/22                             1,425,000      1,435,688
                                                            ------------
                                                               3,035,873
                                                            ------------
------------------------------------------------------------------------

TAX-BACKED - 47.2%
LOCAL GENERAL OBLIGATIONS - 20.9%
Bethel,
    6.500% 02/15/09                             1,220,000      1,421,105
Bridgeport:
  Series A,
    6.250% 03/01/12                             2,465,000      2,872,440
  Series 1996-A,
    6.500% 09/01/08                             3,000,000      3,450,540

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Danbury:
  Series 1992,
    5.625% 08/15/11                            $  690,000   $    770,454
  Series 1994:
    4.500% 02/01/12                             1,280,000      1,293,888
    4.500% 02/01/13                             1,280,000      1,283,418
Darien,
  Series 1999,
    4.500% 08/01/18                               500,000        480,680
Farmington,
  Series 1993:
    5.700% 01/15/12                               590,000        659,803
    5.700% 01/15/13                               570,000        637,083
Granby,
  Series 1993:
    6.500% 04/01/09                               200,000        232,504
    6.550% 04/01/10                               175,000        205,998
Griswold,
  Series 1992,
    6.000% 04/15/09                               410,000        427,359
Hamden,
  Series 1992,
    6.000% 10/01/11                               425,000        449,119
    6.000% 10/01/12                               425,000        449,119
Hartford County Metropolitan District:
    5.625% 02/01/11                               600,000        665,418
    5.625% 02/01/12                               600,000        666,072
    5.625% 02/01/13                               600,000        666,636
  Series 1991,
    6.200% 11/15/10                               220,000        257,041
  Series 1993:
    5.200% 12/01/12                               600,000        646,662
    5.200% 12/01/13                               500,000        537,040
Montville,
  Series 1993,
    6.300% 03/01/12                               335,000        390,791
New Britain:
  Series 1992,
    6.000% 02/01/08                               400,000        448,308
  Series 1993-A,
    6.000% 10/01/12                             2,000,000      2,304,640
  Series 1993-B,
    6.000% 03/01/12                             1,000,000      1,146,030
North Branford:
    6.200% 02/15/11                               195,000        199,425
    6.200% 02/15/12                               225,000        230,094

                                                  Par          Value
------------------------------------------------------------------------
Norwich,
  Series 1994:
    5.750% 09/15/13                            $  875,000   $    956,883
    5.750% 09/15/14                               870,000        951,415
Plainfield,
  Series 1992,
    6.375% 08/01/11                               500,000        526,725
Puerto Rico Municipal Finance Agency,
  Series 1999-A,
    5.500% 08/01/23                               350,000        368,036
Somers:
    6.000% 01/15/11                               125,000        127,673
    6.250% 01/15/08                               270,000        276,137
South Windsor,
  Series 1992,
    6.200% 09/01/10                               495,000        506,331
Stamford:
  Series 1992,
    6.125% 11/01/11                             1,050,000      1,114,166
  Series 1995,
    5.250% 03/15/14(c)                          1,000,000      1,033,040
State Regional School District:
  No. 14,
  Series 1991,
    6.100% 12/15/06                               285,000        319,243
  No. 5,
  Series 1992,
    6.300% 03/01/10                               400,000        416,360
  Series 1993,
    5.600% 02/15/12                               150,000        159,015
Suffield,
  Series 2001,
    4.750% 06/15/21                             1,000,000        982,280
Torrington,
  Series 1992,
    6.400% 05/15/10                               750,000        785,130
Vernon,
  Series 1988,
    7.100% 10/15/03                               250,000        272,128
West Haven,
  Series 1993-B,
    5.400% 06/01/10                               705,000        734,765
Westbrook,
  Series 1992:
    6.400% 03/15/09                               630,000        730,706
    6.300% 03/15/12                               265,000        309,997
                                                            ------------
                                                              33,361,697
                                                            ------------

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 4.7%
Puerto Rico Highway & Transportation
  Authority,
  Series W,
    5.500% 07/01/09                            $1,110,000   $  1,231,523
State Special Tax Obligatory Revenue,
  Series 1992-B,
    6.125% 09/01/12                             5,500,000      6,340,565
                                                            ------------
                                                               7,572,088
                                                            ------------
STATE APPROPRIATED - 8.9%
Juvenile Training School,
  Series 2001,
    4.750% 12/15/25                             4,260,000      3,996,604
Puerto Rico Public Building Authority:
  Series 1993-M,
    5.700% 07/01/16                             3,300,000      3,446,388
  Series B,
    5.000% 07/01/13                             1,000,000      1,041,740
State Certificates of Participation,
  Middletown Courthouse Project:
    6.250% 12/15/09                             1,685,000      1,740,858
    6.250% 12/15/13                               850,000        878,178
State Development Authority,
  Series 1993-A,
    5.250% 11/15/11                               750,000        800,265
State Health & Educational Facilities
  Authority, American Health
  Foundation/Windsor Project,
    7.125% 11/01/24                             2,000,000      2,274,420
                                                            ------------
                                                              14,178,453
                                                            ------------

STATE GENERAL OBLIGATIONS - 12.7%
Puerto Rico:
  Aqueduct & Sewer Authority,
  Series 1995,
    6.000% 07/01/07                             2,750,000      3,098,810
  Highway & Transportation Authority:
  Series X,
    5.500% 07/01/13                             3,000,000      3,335,790
  Series 2001,
    5.500% 07/01/16                             1,250,000      1,377,538
State Government:
  Series 1990-B,
    (b) 11/15/10                                1,450,000        971,341
  Series 1993-B,
    5.400% 09/15/09                             2,975,000      3,263,426

                                                  Par          Value
------------------------------------------------------------------------
  Series 1998-C,
    4.500% 10/15/16                            $1,000,000   $    970,550
  Series 1999 A-5,
    5.000% 06/15/18                             1,250,000      1,266,463
  Series 1999 B-2,
    5.875% 11/01/15                             1,250,000      1,376,825
  Series 2000-B,
    5.875% 06/15/17                             1,300,000      1,419,548
  Series 2000-C,
    5.250% 12/15/11                             1,500,000      1,619,700
  Series 2001-C,
    5.500% 12/15/15                             1,500,000      1,654,050
                                                            ------------
                                                              20,354,041
                                                            ------------
------------------------------------------------------------------------

TRANSPORTATION - 3.8%
AIR TRANSPORTATION - 3.8%
Bradley International Airport,
  Series 2000-A,
    6.500% 07/01/18                             1,000,000      1,091,360
    6.600% 07/01/24                             1,000,000      1,086,500
  Series 2001-A,
    5.250% 10/01/14                             2,000,000      2,079,400
    5.250% 10/01/16                             1,795,000      1,842,083
                                                            ------------
                                                               6,099,343
                                                            ------------
------------------------------------------------------------------------

UTILITY - 8.2%
INDEPENDENT POWER PRODUCER - 0.3%
Puerto Rico Industrial, Educational, Medical
  & Environmental Cogeneration Facilities,
  AES Project,
  Series 2000,
    6.625% 06/01/26                               500,000        542,720
                                                            ------------

INVESTOR OWNED - 0.6%
State Development Authority, Connecticut
  Light & Power Co.,
  Series 1993-B,
    5.950% 09/01/28                             1,000,000      1,002,090
                                                            ------------

MUNICIPAL ELECTRIC - 0.9%
Puerto Rico Electric Power Authority,
  Series 1998-EE,
    4.500% 07/01/18                             1,500,000      1,446,540
                                                            ------------

WATER & SEWER - 6.4%
South Central Regional Water Authority:
  Series 11,
    5.750% 08/01/12                             2,000,000      2,128,340

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
  Series 1999 15-A,
    5.125% 08/01/29                            $4,000,000   $  4,023,960
State Clean Water Fund:
  Series 1993,
    5.875% 04/01/09                             1,000,000      1,123,390
  Series 1999,
    5.125% 09/01/15                             1,000,000      1,038,830
  Series 2001,
    5.500% 10/01/14                             1,740,000      1,887,980
                                                            ------------
                                                              10,202,500
                                                            ------------
TOTAL MUNICIPAL BONDS (cost of $144,439,151)                 154,806,585
                                                            ------------
Short-Term Obligations - 1.6%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.6%(d)
IA State Finance Authority, Village Court
  Assoc. Project,
  Series 1985 B,
    2.400% 11/01/15                               100,000        100,000
IA State Higher Education Loan Authority, St.
  Ambrose University,
  Series 1995,
    2.500% 02/01/05                               300,000        300,000
IA State Higher Education Loan Authority,
  Grand View College,
  Series 2000,
    2.050% 10/01/25                               100,000        100,000
IA State Higher Education Loan Authority,
  Loras College,
  Series 2000,
    1.950% 11/01/30                               100,000        100,000
MN Mendota Heights,
  Series 1991,
    2.350% 11/01/31                               300,000        300,000
MN Minneapolis:
  Series 1999,
    2.250% 12/01/04                               260,000        260,000
  Series 2000,
    2.250% 12/01/10                             1,000,000      1,000,000
MO State Development Finance Board, St. Louis
  Convention Center,
  Series 2000,
    2.050% 12/01/20                               130,000        130,000

                                                  Par          Value
------------------------------------------------------------------------
TX Gulf Coast Waste Disposal Authority,
  Monsanto Co.,
  Series 1994,
    2.550% 04/01/13                            $  200,000   $    200,000
                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS (cost of
  $2,490,000)                                                  2,490,000
                                                            ------------

TOTAL INVESTMENTS - 98.3% (cost of $146,929,151)             157,296,585
                                                            ------------
Other Assets & Liabilities, Net - 1.7%       2,744,825
------------------------------------------------------------------------
NET ASSETS - 100.0%                                         $160,041,410
                                                            ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(b) Zero coupon bond.

(c) A portion of this security, with a total market value of $254,832 is being used to collateralize open futures contracts.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2001.

Long futures contracts open at July 31, 2001:

                       PAR VALUE                      UNREALIZED
                       COVERED BY                    APPRECIATION
        TYPE           CONTRACTS      EXPIRATION     AT 07/31/01
        ----           ----------     ----------     ------------
Municipal Bond         $6,700,000   September 2001     $361,850
Treasure Note           2,200,000   September 2001       54,118
US Bond                 7,900,000   September 2001      238,632
                                                       --------
                                                       $654,600
                                                       --------

  Acronym               Name
  -------    ---------------------------
   IFRN      Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

ASSETS
Investments, at value (cost of
  $146,929,151)                            $157,296,585
Cash                                            245,217
Receivable for:
  Interest                                    1,986,330
  Fund shares sold                              913,260
  Variation margin for futures
    contracts                                    55,281
  Expense reimbursement due from
    Advisor                                      15,024
Deferred Trustees' Compensation
  Plan                                           11,717
Other assets                                    175,891
                                           ------------
    Total Assets                            160,699,305
                                           ============
LIABILITIES
PAYABLE FOR:
  Investments purchased                         200,824
  Fund shares repurchased                       123,500
  Distributions                                 231,528
  Management fee                                 65,524
  Transfer agent fee                             18,950
  Bookkeeping fee                                 5,336
  Trustees' fee                                     500
  Deferred Trustees' fee                         11,733
                                           ------------
    Total liabilities                           657,895
                                           ------------
NET ASSETS                                 $160,041,410
                                           ============
COMPOSITION OF NET ASSETS
Paid in capital                            $151,693,911
Undistributed net investment income             224,363
Accumulated net realized loss                (2,898,898)
Net unrealized appreciation on:
  Investments                                10,367,434
  Open futures contracts                        654,600
                                           ------------
NET ASSETS                                 $160,041,410
                                           ============
Net asset value and redemption
  price per share -- Class A
  ($94,301,844/11,873,142)                 $       7.94(a)
                                           ============
Maximum offering price per share --
  Class A ($7.94/0.9525)                   $       8.34(b)
                                           ============
Net asset value and offering price
  per share -- Class B
  ($57,521,758/7,242,017)                  $       7.94(a)
                                           ============
Net asset value and offering price
  per share -- Class C
  ($8,217,808/1,034,670)                   $       7.94(a)
                                           ============

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest                                      $4,230,604
EXPENSES
Management fee                   $  382,167
Service fee                         149,219
Distribution fee -- Class B         223,547
Distribution fee -- Class C          22,497
Transfer agent fee                  114,000
Bookkeeping fee                      31,776
Trustees' fee                         5,249
Custody fee                           2,804
Other fee                            37,979
                                 ----------
    Total Expenses                  969,238
Fees and expenses waived or
  borne by Advisor                 (108,917)
Fees waived by Distributor --
  Class C                            (9,001)
Custody credits earned               (2,804)
                                 ----------
  Net Expenses                                   848,516
                                              ----------
  Net Investment Income                        3,382,088
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                         6,494
  Closed futures contracts          178,355
                                 ----------
    Net realized gain                            184,849
Net change in unrealized
  appreciation/depreciation on:
  Investments                     1,040,733
  Open futures contracts            307,092
                                 ----------
Net change in unrealized
  appreciation/depreciation                    1,347,825
                                              ----------
    Net Gain                                   1,532,674
                                              ----------
Increase in Net Assets from
  Operations                                  $4,914,762
                                              ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                              JULY 31, 2001      JANUARY 31, 2001
---------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                           $  3,382,088        $  6,540,033
Net realized gain on investments and futures contracts               184,849           2,010,967
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                1,347,825           8,968,771
                                                                ------------        ------------
  Net Increase from Operations                                     4,914,762          17,519,771
                                                                ------------        ------------
DISTRIBUTION TO SHAREHOLDERS:
From net investment income -- Class A                             (1,907,996)         (3,447,120)
From net investment income -- Class B                             (1,094,952)         (2,921,065)
From net investment income -- Class C                               (117,004)           (153,169)
                                                                ------------        ------------
  Total Distribution to Shareholders                              (3,119,952)         (6,521,354)
                                                                ------------        ------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                          18,780,846          18,275,870
Distributions reinvested -- Class A                                1,049,748           1,831,053
Redemptions -- Class A                                            (7,952,668)        (10,501,787)
                                                                ------------        ------------
  Net Increase -- Class A                                         11,877,926           9,605,136
                                                                ------------        ------------

Subscriptions -- Class B                                           5,298,316           5,187,079
Distributions reinvested -- Class B                                  670,571           1,726,136
Redemptions -- Class B                                           (13,178,036)        (24,388,034)
                                                                ------------        ------------
  Net Decrease -- Class B                                         (7,209,149)        (17,474,819)
                                                                ------------        ------------

Subscriptions -- Class C                                           3,906,790           1,670,723
Distributions reinvested -- Class C                                   87,139             111,740
Redemptions -- Class C                                              (424,021)           (265,047)
                                                                ------------        ------------
  Net Increase -- Class C                                          3,569,908           1,517,416
                                                                ------------        ------------
Net Increase (Decrease) from Share Transactions                    8,238,685          (6,352,267)
                                                                ------------        ------------
Total Increase in Net Assets                                      10,033,495           4,646,150
NET ASSETS
Beginning of period                                              150,007,915         145,361,765
                                                                ------------        ------------
End of period (including undistributed and overdistributed
  net investment income of $224,363 and ($181,444),
  respectively)                                                 $160,041,410        $150,007,915
                                                                ============        ============
CHANGES IN SHARES:
Subscriptions -- Class A                                           2,391,498           2,401,071
Issued in reinvestment of distributions -- Class A                   133,728             242,640
Redemptions -- Class A                                            (1,013,229)         (1,399,468)
                                                                ------------        ------------
  Net Increase -- Class A                                          1,511,997           1,244,243
                                                                ------------        ------------
Subscriptions -- Class B                                             675,042             682,314
Issued in reinvestment of distributions -- Class B                    85,440             229,442
Redemptions -- Class B                                            (1,680,053)         (3,227,658)
                                                                ------------        ------------
  Net Decrease -- Class B                                           (919,571)         (2,315,902)
                                                                ------------        ------------
Subscriptions -- Class C                                             498,015             220,166
Issued in reinvestment of distributions -- Class C                    11,096              14,790
Redemptions -- Class C                                               (54,069)            (35,749)
                                                                ------------        ------------
  Net Increase -- Class C                                            455,042             199,207
                                                                ------------        ------------

See notes to financial statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Connecticut Tax Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount on all debt securities. The cumulative effect of

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

this accounting change will not impact total net assets of the Fund, but will result in a $143,671 increase in cost of securities and a corresponding $143,671 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $36,176, decrease net unrealized appreciation by $35,826, and decrease net realized gains by $350. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor"), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                                           Annual
Average Net Assets                        Fee Rate
------------------                        --------
First $2 billion                           0.50%
Over $2 billion                            0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor") a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $11,080 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $3,407 and $1,537 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2001, the Fund's service fee was 0.20%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $2,804 applied during the six months ended July 31, 2001. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2001, purchases and sales of investments, other than short-term obligations, were $1,482,612 and $14,688,658, respectively.

Unrealized appreciation (depreciation) at July 31, 2001, based on cost of investments for financial statement purposes was:

     Gross unrealized appreciation    $10,642,685
     Gross unrealized depreciation       (275,251)
                                      -----------
          Net unrealized
            appreciation              $10,367,434
                                      ===========

CAPITAL LOSS CARRYFORWARDS:

At January 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                         Capital Loss
    Year of Expiration   Carryforward
    ------------------   ------------
           2004           $  692,000
           2008              788,000
                          ----------
                          $1,480,000
                          ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2001.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED                     YEAR ENDED JANUARY 31,
                                              JULY 31,      --------------------------------------------------
CLASS A SHARES:                                 2001         2001       2000       1999      1998       1997
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  7.85      $  7.28    $  7.95    $  7.83   $  7.49    $  7.63
                                               -------      -------    -------    -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.18(a)      0.37(b)    0.37(b)    0.37(b)    0.39      0.39
Net realized and unrealized gain (loss)           0.08         0.57      (0.67)      0.13      0.34      (0.14)
                                               -------      -------    -------    -------   -------    -------
Total from Investment Operations                  0.26         0.94      (0.30)      0.50      0.73       0.25
                                               -------      -------    -------    -------   -------    -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                       (0.17)       (0.37)     (0.37)     (0.37)    (0.39)     (0.39)
In excess of net investment income                  --           --         --      (0.01)    (0.00)(h)      --
                                               -------      -------    -------    -------   -------    -------
Total Distributions Declared to
  Shareholders                                   (0.17)       (0.37)     (0.37)     (0.38)    (0.39)     (0.39)
                                               -------      -------    -------    -------   -------    -------
NET ASSET VALUE, END OF PERIOD                 $  7.94      $  7.85    $  7.28    $  7.95   $  7.83    $  7.49
                                               =======      =======    =======    =======   =======    =======
Total return(c)(d)                               3.36%(f)    13.24%    (3.87)%      6.54%    10.00%      3.48%
                                               =======      =======    =======    =======   =======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                      0.80%(g)     0.78%      0.78%      0.77%     0.62%      0.59%
Net investment income (e)                        4.69%(g)     4.95%      4.84%      4.69%     5.04%      5.28%
Waiver/reimbursements                            0.14%(g)     0.17%      0.15%      0.14%     0.29%      0.31%
Portfolio turnover rate                             1%(f)        8%         9%         6%       12%        21%
Net asset at end of period (000)               $94,302      $81,385    $66,348    $83,156   $80,035    $74,059

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Not Annualized.
(g)  Annualized.
(h)  Less than $0.01 per share.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                 (UNAUDITED)
                                                     SIX
                                                   MONTHS
                                                    ENDED
                                                  JULY 31,                  YEAR ENDED JANUARY 31,
CLASS B SHARES:                                     2001        2001      2000      1999      1998       1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  7.85     $  7.28   $  7.95   $  7.83   $  7.49    $  7.63
                                                   -------     -------   -------   -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.15(a)     0.32(b)    0.31(b)    0.31(b)    0.33    0.34
Net realized and unrealized gain (loss)               0.08        0.57     (0.67)     0.13      0.34      (0.14)
                                                   -------     -------   -------   -------   -------    -------
Total from Investment Operations                      0.23        0.89     (0.36)     0.44      0.67       0.20
                                                   -------     -------   -------   -------   -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.14)      (0.32)    (0.31)    (0.31)    (0.33)     (0.34)
In excess of net investment income                      --          --        --     (0.01)    (0.00)(h)      --
                                                   -------     -------   -------   -------   -------    -------
Total Distributions Declared to Shareholders         (0.14)      (0.32)    (0.31)    (0.32)    (0.33)     (0.34)
                                                   -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD                     $  7.94     $  7.85   $  7.28   $  7.95   $  7.83    $  7.49
                                                   =======     =======   =======   =======   =======    =======
Total return(c)(d)                                   3.00%(f)   12.42%   (4.59)%     5.73%     9.19%      2.71%
                                                   =======     =======   =======   =======   =======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                          1.55%(g)    1.53%     1.53%     1.52%     1.37%      1.34%
Net investment income(e)                             3.94%(g)    4.20%     4.09%     3.94%     4.29%      4.53%
Waiver/reimbursements                                0.14%(g)    0.17%     0.15%     0.14%     0.29%      0.31%
Portfolio turnover rate                                 1%(f)       8%        9%        6%       12%        21%
Net asset at end of period (000)                   $57,522     $64,072   $76,246   $87,947   $84,370    $81,437

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Not Annualized.
(g)  Annualized.
(h)  Less than $0.01 per share.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED
                                                      JULY 31,              YEAR ENDED JANUARY 31,
CLASS C SHARES:                                         2001         2001       2000       1999     1998(A)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   7.85     $   7.28   $   7.95   $   7.83   $   7.71
                                                      --------     --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.16(b)      0.34(c)     0.33(c)     0.33(c)     0.17
Net realized and unrealized gain (loss)                   0.08         0.57      (0.67)      0.13       0.12
                                                      --------     --------   --------   --------   --------
Total from Investment Operations                          0.24         0.91      (0.34)      0.46       0.29
                                                      --------     --------   --------   --------   --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.15)       (0.34)     (0.33)     (0.33)     (0.17)
In excess of net investment income                          --           --         --      (0.01)        --
                                                      --------     --------   --------   --------   --------
Total Distributions Declared to Shareholders             (0.15)       (0.34)     (0.33)     (0.34)     (0.17)
                                                      --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                        $   7.94     $   7.85   $   7.28   $   7.95   $   7.83
                                                      ========     ========   ========   ========   ========
Total return(d)(e)                                       3.15%(g)    12.76%    (4.31)%      6.05%      3.90%(g)
                                                      ========     ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                              1.25%(h)     1.23%      1.23%      1.22%      1.09%(h)
Net investment income(f)                                 4.24%(h)     4.50%      4.39%      4.24%      4.48%(h)
Waiver/reimbursements                                    0.44%(h)     0.47%      0.45%      0.44%      0.58%(h)
Portfolio turnover rate                                     1%(g)        8%         9%         6%        12%(g)
Net asset at end of period (000)                      $  8,218     $  4,551   $  2,768   $  1,333   $    480

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Not Annualized.
(h)  Annualized.

--------------------------------------------------------------------------------
 TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Connecticut Tax-Exempt Fund

[PHOTO BACKGROUND]

[LIBERTY LOGO]



                                                           Liberty Connecticut
                                                             Tax-Exempt Fund

                                                            Semiannual Report
                                                              July 31, 2001


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
                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

LIBERTY CONNECTICUT TAX-EXEMPT FUND  SEMIANNUAL REPORT, JULY 31, 2001

[LIBERTY LOGO]

Liberty Funds Distributor, Inc. (C) 2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



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